SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT (NO. 33-23444) UNDER
THE SECURITIES ACT OF 1933	[X]
PRE-EFFECTIVE AMENDMENT NO.	[ ]
POST-EFFECTIVE AMENDMENT NO. 73	[X]
and

REGISTRATION STATEMENT (NO. 811-05628) UNDER THE INVESTMENT COMPANY ACT
OF 1940
AMENDMENT NO. 75	[X]

Vanguard Malvern Funds
(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)

Registrant’s Telephone Number (610) 669-1000

Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

It is proposed that this filing will become effective (check appropriate box)
[ ] immediately upon filing pursuant to paragraph (b)
[X] on March 23, 2016, pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-
effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statements pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 23rd day of March, 2016.

VANGUARD MALVERN FUNDS

BY:_______ _/s/ F. William McNabb III*____________

F. William McNabb III
Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ F. William McNabb III*	Chairman and Chief Executive	March 23, 2016
Officer
F. William McNabb
/s/ Emerson U. Fullwood*	Trustee	March 23, 2016
Emerson U. Fullwood
/s/ Rajiv L. Gupta*	Trustee	March 23, 2016
Rajiv L. Gupta
/s/ Amy Gutmann*	Trustee	March 23, 2016
Amy Gutmann
/s/ JoAnn Heffernan Heisen*	Trustee	March 23, 2016
JoAnn Heffernan Heisen
/s/ F. Joseph Loughrey*	Trustee	March 23, 2016
F. Joseph Loughrey
/s/ Mark Loughridge*	Trustee	March 23, 2016
Mark Loughridge
/s/ Scott C. Malpass*	Trustee	March 23, 2016
Scott C. Malpass
/s/ André F. Perold*	Trustee	March 23, 2016
André F. Perold
/s/ Peter F. Volanakis*	Trustee	March 23, 2016
Peter F. Volanakis
/s/ Thomas J. Higgins*	Chief Financial Officer	March 23, 2016
Thomas J. Higgins

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014, see File Number 2-17620, Incorporated by Reference.